Document and Entity Information	12 Months Ended
Jan. 31, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Sep. 30, 2012
Registrant Name	Nuveen Investment Trust V
Central Index Key	0001380786
Amendment Flag	false
Document Creation Date	Oct. 24, 2013
Document Effective Date	Oct. 24, 2013
Prospectus Date	Jan. 31, 2013